ADVANCED SERIES TRUST

THE PRUDENTIAL SERIES FUND

PRUDENTIAL’S GIBRALTAR FUND

(the Funds)

Supplement dated November 8, 2013 to each current

Statement of Additional Information,

as amended and supplemented, of the Funds

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The Boards of Trustees of each of the above-referenced Funds recently appointed a new board member. To reflect the appointment of the new board member, Part I of each Fund’s Statement of Additional Information (SAI) under the section of the SAI entitled “Information About Trustees and Officers” is hereby revised to include the following biographical and other information about each new board member in the table of Interested Trustees:

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Bruce W. Ferris (58) Trustee/Director Portfolios Overseen: 97	Senior Vice President, Sales and Distribution, Product, Marketing, Prudential Annuities (since May 2006); Vice President-Sales, The Hartford Insurance Company (October 1994-April 2005); Sales Manager, Aetna Investment Services (October 1993-September 1994).	None.

To further reflect these changes, Part I of each Fund’ SAI under the section of the SAI entitled “Leadership Structure and Qualifications of Board of Trustees” is hereby revised by adding the following information to the end of the fourth paragraph in that section:

Mr. Ferris, an Interested Trustee of the Fund and other funds advised by the Investment Managers since 2013, has served as a Senior Vice President of Prudential Annuities since 2006 and has over 15 years of experience in leadership positions in the financial services industry.

To further reflect these changes, Part I of each Fund’ SAI under the section of the SAI entitled “Share Ownership” is hereby revised by replacing the existing table of trustee share ownership with the following new table which includes information pertaining to the new board members:

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities Owned by Trustee in All Registered Investment Companies in Fund Complex*
Trustee Share Ownership
Susan Davenport Austin	None	Over $100,000
Sherry S. Barrat	None	None
Kay Ryan Booth	None	None
Timothy S. Cronin	None	$50,001-$100,000
Bruce W. Ferris	None	None
Robert F. Gunia	None	over $100,000
Delayne Dedrick Gold	None	over $100,000
W. Scott McDonald, Jr.	None	over $100,000
Thomas T. Mooney	None	over $100,000
Thomas M. O'Brien	None	over $100,000
Robert F. O’Donnell	None	None
F. Don Schwartz	None	over $100,000

 *“Fund Complex” includes Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., the Prudential Investments Funds, Target Funds, and any other funds that are managed by Prudential Investments LLC and /or AST Investment Services, Inc.

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